Employees - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Remuneration	$ 10,648	$ 10,509	$ 9,038
Social security contributions	957	860	819
Retirement benefits (see Note 23)	1,324	1,795	1,696
Share-based compensation (see Note 27)	700	807	539
Total	$ 13,629	$ 13,971	$ 12,092